Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 156,158	$ 238,792
Investments	566,200	705,108
Accounts receivable	116,054	115,641
Expendable parts and supplies	86,530	81,825
Prepaid expenses	74,384	45,421
Prepaid income tax	10,357	0
Other currents assets	54,386	11,701
Total current assets	1,064,069	1,198,488
Non - current assets
Investments	138,846	65,953
Accounts receivable	1,177	2,444
Prepaid expenses	25,637	26,130
Property and equipment	2,701,322	2,617,407
Net pension asset	5,091	3,185
Intangible assets	101,168	81,115
Deferred tax assets	16,041	19,099
Other non - current assets	33,899	31,140
Total non - current assets	3,023,181	2,846,473
Total assets	4,087,250	4,044,961
Current liabilities
Current maturities of long - term debt	311,965	298,462
Trade, other payables and financial liabilities	141,030	130,590
Air traffic liability	471,676	477,168
Frequent flyer deferred revenue	30,342	17,197
Taxes and interest payable	44,749	70,077
Accrued expenses payable	47,390	60,321
Income tax payable	0	3,700
Total current liabilities	1,047,152	1,057,515
Non-current liabilities
Long - term debt	975,283	876,119
Frequent flyer deferred revenue	37,472	33,115
Other long - term liabilities	137,724	130,621
Deferred tax liabilities	48,940	52,465
Total non - current liabilities	1,199,419	1,092,320
Total liabilities	2,246,571	2,149,835
Equity
Additional paid in capital	80,041	72,945
Treasury stock	(136,388)	(136,388)
Retained earnings	1,872,700	1,933,953
Accumulated other comprehensive loss	(4,227)	(3,888)
Total equity	1,840,679	1,895,126
Commitments and contingencies	0	0
Total liabilities and equity	4,087,250	4,044,961
Class A common stock [member]
Equity
Common stock	21,087	21,038
Total equity	21,087	21,038
Class B common stock [member]
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466